Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Trade and other current receivables [abstract]
Trade debtors	$ 1,627,393	$ 3,034,897
MESC grant funds receivable	6,323,492
Loss allowance	(252,429)
Other receivables	459,717	529,436
Total trade and other receivables	$ 8,158,173	$ 3,564,333